Supplemental Guarantor Information - Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	2 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended				2 Months Ended	12 Months Ended		2 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended			2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Jan. 23, 2013 Predecessor [Member]	Mar. 31, 2012 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2012 Parent Guarantor [Member] Predecessor [Member]	Mar. 31, 2013 LP Co-Issuer [Member]	Dec. 31, 2012 LP Co-Issuer [Member] Predecessor [Member]	Dec. 31, 2012 Finance Co-Issuers [Member] Predecessor [Member]	Mar. 31, 2013 Guarantors [Member]	Jan. 23, 2013 Guarantors [Member] Predecessor [Member]	Mar. 31, 2012 Guarantors [Member] Predecessor [Member]	Dec. 31, 2012 Guarantors [Member] Predecessor [Member]	Dec. 31, 2011 Guarantors [Member] Predecessor [Member]	Dec. 31, 2010 Guarantors [Member] Predecessor [Member]	Mar. 31, 2013 Non-Guarantors [Member]	Mar. 31, 2012 Non-Guarantors [Member] Predecessor [Member]	Dec. 31, 2012 Non-Guarantors [Member] Predecessor [Member]	Dec. 31, 2011 Non-Guarantors [Member] Predecessor [Member]	Dec. 31, 2012 Eliminations [Member] Predecessor [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 22.9	$ 2.0	$ 12.5	$ 44.5	$ 66.0	$ 43.5	$ (7.1)	$ (1.2)	$ (5.3)	$ 0.4	$ 23.8	$ 1.9	$ 13.8	$ 60.7	$ 66.9	$ 43.5	$ 0.3	$ (1.3)	$ (3.8)	$ (0.9)	$ (0.4)
Cash flows from investing activities
Capital expenditures - acquisitions of real estate	(18.2)		(23.4)	(25.4)	(22.4)						(18.2)		(23.4)	(25.1)	(22.4)				(0.3)
Capital expenditures - other	(26.7)	(7.7)	(29.4)	(202.9)	(95.1)	(29.3)					(26.6)	(7.7)	(29.4)	(202.9)	(95.1)	(29.3)	(0.1)
Proceeds from sale of assets				0.2
Advances from affiliates				(18.3)	11.6	(11.6)									11.6
Investment in subsidiaries								(337.1)
Increase in restricted cash				(11.1)										(11.1)
Release of restricted cash	1.8	1.9		4.8							1.8	1.9		4.8
Advances to affiliates				(18.3)		(11.6)								(18.3)		(11.6)
Intercompany advances, net								1.2	(508.2)	(508.2)	(1.2)	(0.1)		508.1					0.1		508.2
Other, net				0.1	0.1	0.4								0.1	0.1	0.4
Net cash provided by (used in) investing activities	(43.1)	(5.8)	(52.8)	(252.6)	(105.8)	(40.5)		(335.9)	(508.2)	(508.2)	(44.2)	(5.9)	(52.8)	255.8	(105.8)	(40.5)	(0.1)		(0.2)		508.2
Cash flows from financing activities
Borrowings from affiliates, net			44.0	119.8	66.6	15.5							44.0	119.8	66.6	15.5
Issuance of common stock/partnership units	360.5							337.1
Repayment of related party note				(400.0)										(400.0)
Payments of IPO-related fees	(23.4)
Proceeds from issuance of debt				525.0					525.0	525.0											(525.0)
Payment on capital lease obligations	(0.6)	(0.6)	(1.6)	(9.0)	(7.0)	(10.2)					(0.3)	(0.6)	(1.6)	(8.4)	(7.0)	(10.2)	(0.3)		(0.6)
Debt issuance costs				(17.2)					(17.2)	(17.2)											17.2
Contribution from parent guarantor											337.1
Payments on financing obligations					(16.2)										(16.2)
Contributions (distributions) from (to) parent, net		0.2	(0.4)	5.4	(7.8)	(3.7)	7.1		5.7			0.2	(2.8)	(12.7)	(8.9)	(3.7)		2.4	5.3	1.1
Other, net			(0.4)		(0.1)	0.3							(0.4)		(0.1)	0.3
Net cash provided by (used in) financing activities	336.5	(0.4)	41.6	224.0	35.5	1.9	7.1	337.1	513.5	507.8	336.8	(0.4)	39.2	(301.3)	34.4	1.9	(0.3)	2.4	4.7	1.1	(507.8)
Net (decrease) increase in cash and cash equivalents	316.3	(4.2)	1.3	15.9	(4.3)	4.9					316.4	(4.4)	0.2	15.2	(4.5)	4.9	(0.1)	1.1	0.7	0.2
Cash and cash equivalents at beginning of period	12.3	16.5	0.6	0.6	4.9			0.1			11.2	15.6	0.4	0.4	4.9		1.0	0.2	0.2
Cash and cash equivalents at end of period	$ 328.6	$ 12.3	$ 1.9	$ 16.5	$ 0.6	$ 4.9		$ 0.1			$ 327.6	$ 11.2	$ 0.6	$ 15.6	$ 0.4	$ 4.9	$ 0.9	$ 1.3	$ 0.9	$ 0.2